Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Share capital	Warrants	Stock-based Compenation	Contributed Surplus	Deficit	Accumulated Other Comprehensive Gain (loss)	Total
Balance at Dec. 31, 2018	$ 457,073	$ 3,275	$ 16,840	$ 36,040	$ (124,323)	$ (2,350)	$ 386,555
Balance (in Shares) at Dec. 31, 2018	61,232,572
Share issuance - Private placement	$ 22,376						22,376
Share issuance - Private placement (in Shares)	1,300,000
Share issuance - At-The-Market offering	$ 4,063						4,063
Share issuance - At-The-Market offering (in Shares)	231,084
Share issuance – Other	$ 3,189						3,189
Share issuance – Other (in Shares)	175,000
Share issuance - Options exercised	$ 7,561		(2,333)				5,228
Share issuance - Options exercised (in Shares)	503,831
Share issuance - RSUs vested	$ 1,051		(1,051)
Share issuance - RSUs vested (in Shares)	68,000
Share issuance costs	$ (622)						(622)
Deferred tax on share issuance costs	166						166
Stock-based compensation			5,397				5,397
Expired options			(33)	33
Other comprehensive income						284	284
Net loss for the year					(11,613)		(11,613)
Balance at Dec. 31, 2019	$ 494,857	3,275	18,820	36,073	(135,936)	(2,066)	415,023
Balance (in Shares) at Dec. 31, 2019	63,510,487
Share issuance – Bought deal	$ 148,192						148,192
Share issuance – Bought deal (in Shares)	6,710,000
Share issuance - Private placement	$ 24,424						24,424
Share issuance - Private placement (in Shares)	1,785,000
Share issuance - At-The-Market offering	$ 29,116						29,116
Share issuance - At-The-Market offering (in Shares)	1,327,046
Share issuance – Other	$ 6,564						6,564
Share issuance – Other (in Shares)	300,000
Share issuance - Options exercised	$ 6,548		(2,246)				4,302
Share issuance - Options exercised (in Shares)	390,153
Share issuance - RSUs vested	$ 2,351		(2,351)
Share issuance - RSUs vested (in Shares)	139,600
Share issuance costs	$ (10,151)						(10,151)
Deferred tax on share issuance costs	2,698						2,698
Stock-based compensation			8,804				8,804
Expired options			(16)	16
Other comprehensive income						688	688
Net loss for the year					(14,942)		(14,942)
Balance at Dec. 31, 2020	$ 704,599	$ 3,275	$ 23,011	$ 36,089	$ (150,878)	$ (1,378)	$ 614,718
Balance (in Shares) at Dec. 31, 2020	74,162,286